UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22859

                A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

    Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

                 Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2016

									Dollar Amount
									of Fair Value
				% of	Initial	Redemption	Redemption	First Available	for First
	Geographic			Net	Acquisition	Frequency	Notice	Redemption	Available
Investment Fund	Focus	Cost	Fair Value	Assets	Date	(a)	Period (b)	Date	Redemption

Equity Hedged
1060 Capital Opportunity Fund, Ltd	US/Canada	$7,000,000	$6,963,209	4.53%	7/1/2016	Monthly	30 days	6/30/2017	$1,984,601
Atlas Institutional Fund, Ltd	US/Canada	8,681,283	10,124,218	6.59	8/1/2011	Quarterly	65 days	12/31/2016	$10,124,218
BosValen Fund	Developed Asia excluding Japan	2,313,077	2,393,680	1.56	1/1/2015	Quarterly	60 days	12/31/2016	$2,393,680
Jericho Capital International Ltd.	US/Canada	6,897,828	7,967,529	5.18	6/1/2011	Quarterly	60 days	12/31/2016	$7,967,529
MW Eureka Fund	Global	10,530,507	10,765,888	7.00	2/1/2016	Monthly	30 days	12/31/2016	$10,765,888
Pacific Grove International Ltd	US/Canada	1,500,000	1,350,470	0.88	4/1/2015	Quarterly	65 days	3/31/2017 (c) (e)	$1,350,470
Pelham Long/Short Fund Ltd	Europe including UK	5,757,012	7,211,421	4.69	11/1/2010	Monthly	90 days	12/31/2016	$7,211,421
Perceptive Life Sciences Qualified Fund, L.P	US/Canada	5,156,169	5,322,875	3.46	6/1/2015	Quarterly	45 days	12/31/2016	$5,322,875
Pleiad Asia Offshore Feeder Fund	Developed Asia including Japan	7,712,343	7,406,891	4.82	8/1/2015	Quarterly	60 days	12/31/2016 (c) (f)	$1,673,054
Precocity Offshore Fund Ltd.	US/Canada	7,000,000	7,283,864	4.74	4/1/2016	Quarterly	65 days	3/31/2017 (c)	$1,186,617
Sachem Head Offshore Ltd.	US/Canada	5,952,065	6,762,681	4.40	9/1/2013	Quarterly	65 days	12/31/2016 (c)	$1,690,670
Shellback Offshore Fund, L.P.	US/Canada	11,833,098	12,837,098	8.35	1/1/2014	Quarterly	45 days	12/31/2016	$12,837,098
Soroban Cayman Fund Ltd.	US/Canada	14,314,243	16,328,391	10.62	4/1/2011	Quarterly	60 days	12/31/2016 (c)	$4,082,098
Spindrift Partners LP	Global	132,411	166,436	0.11	9/1/2010	N/A	N/A	N/A	$ N/A
TPG Public Equity Partners	Global	10,570,720	11,031,778	7.18	9/1/2015	Quarterly	60 days	12/31/2016 (c)	$2,757,945
TT Long/Short Focus Fund	Europe including UK	6,804,952	6,934,618	4.51	10/1/2015	Monthly	60 days	12/31/2016 (g)	$6,160,422
Turiya Fund LP	Developed Asia including Japan	3,300,000	5,484,600	3.57	1/1/2012	Quarterly	45 days	12/31/2016 (d)	$1,828,200
Valinor Capital Partners, L.P.	US/Canada	134,246	113,359	0.07	12/1/2012	N/A	N/A	N/A	$ N/A
Viking Global Equities III Ltd.	US/Canada	6,324,284	8,554,181	5.57	7/1/2013	Anniversary	45 days	6/30/2017	$8,554,181
Visium Balanced Offshore Fund, Ltd.	US/Canada	273,500	231,483	0.15	6/1/2011	N/A	N/A	N/A	$ N/A

Equity Hedged Subtotal		$122,187,738	$135,234,670	87.98%

Relative Value
Sensato Asia Pacific Fund L.P.	Developed Asia including Japan	5,630,426	5,701,169	3.71	1/1/2012	Monthly	60 days	1/31/2017 (c)	$1,425,292

Relative Value Subtotal		$5,630,426	$5,701,169	3.71%

Total		$127,818,164	$140,935,839	91.69%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33.33%.
(e)	The Fund has submitted a full redemption notice from the Investment Fund, and as such, is receiving its proceeds from the Investment Fund.
(f)	A portion of this holding ($714,674) is under lock-up and is not redeemable without paying a fee.
(g)	A portion of this holding ($744,196) is under lock-up and is not redeemable without paying a fee.

   Complete information about the Investment Funds’ underlying investments is not readily available.

A&Q Masters Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2016

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $140,935,839. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $135,234,670) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2016, the Investment Funds in the equity hedged strategy had $69,546,502, representing 51% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $28,588,582, representing 28% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 1 - 6 months at December 31, 2016. Investments representing less than 1% of the value of investments in this category are held in a side pocket; therefore, redemption notice periods are no longer effective for this investment and the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy (total fair value of $5,701,169), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2016, the Investment Fund in the relative value strategy had $5,701,169 subject to an investor level gate.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	March 1, 2017

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	March 1, 2017

* Print the name and title of each signing officer under his or her signature.